Share capital, stock options and other stock-based plans (Details Textual) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 1,474	$ 3,040	$ 6,961
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 1,474	$ 3,040	$ 6,961
Granted (in shares)		1,877,101	1,009,230	993,659
Compensation cost not yet recognized		$ 4,303
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)		971,051	1,009,230
Vesting period (in years)		3 years
PSU's
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 2,449
Granted (in shares)		906,050	0
PSU's outstanding with vesting contingent on certain performance conditions (in shares)	730,000
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issue of common shares on exercise of share units (in shares)		3,036,082	2,101,190	2,045,617